FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Collateral for derivatives (Details) - Derivative financial instruments - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Collateral granted	$ 2,502,088	$ 1,157,880
Collateral received	$ (764,034)	$ (378,767)